UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 95.8%
AUSTRALIA 3.3%
AIRPORTS 0.3%
Sydney Airport	147,316	$573,203

ELECTRIC—INTEGRATED ELECTRIC 0.4%
Origin Energy Ltd.	47,000	624,253

MARINE PORTS 0.5%
Asciano Ltd.	176,908	855,877

RAILWAYS 0.8%
Aurizon Holdings Ltd.	280,136	1,338,099

TOLL ROADS 1.3%
Macquarie Atlas Roads Group	140,000	385,614
Transurban Group	258,137	1,740,246
		2,125,860
TOTAL AUSTRALIA		5,517,292

AUSTRIA 0.5%
AIRPORTS
Flughafen Wien AG	7,656	758,702

BRAZIL 0.5%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	99,067	818,645

CANADA 4.5%
MARINE PORTS 0.4%
Westshore Terminals Investment Corp.	20,473	612,986

PIPELINES—C-CORP 4.1%
AltaGas Ltd.	29,500	1,208,819
Enbridge	91,437	4,152,919
Inter Pipeline Ltd.	31,000	818,535
TransCanada Corp.	15,393	699,682
		6,879,955
TOTAL CANADA		7,492,941

CHILE 0.5%
WATER
Aguas Andinas SA, Class A	1,225,000	768,005

CHINA 1.1%
GAS DISTRIBUTION 0.3%
Towngas China Co. Ltd. (Cayman Island) (HKD)	410,000	501,545

	Number of Shares	Value
TOLL ROADS 0.5%
Jiangsu Expressway Co., Ltd., Class H (HKD)	660,000	$753,270

WATER 0.3%
China Water Affairs Group Ltd. (Bermuda) (HKD)	1,758,000	558,436
TOTAL CHINA		1,813,251

FRANCE 11.2%
COMMUNICATIONS—SATELLITES 0.9%
Eutelsat Communications	44,415	1,507,253

ELECTRIC—INTEGRATED ELECTRIC 2.5%
GDF Suez	152,262	4,165,123

TOLL ROADS 7.8%
Groupe Eurotunnel SA	370,973	4,735,515
Vinci SA	108,365	8,043,856
		12,779,371
TOTAL FRANCE		18,451,747

GERMANY 2.3%
AIRPORTS 1.0%
Fraport AG	21,352	1,595,483

ELECTRIC—INTEGRATED ELECTRIC 1.3%
E.ON AG	110,302	2,154,207
TOTAL GERMANY		3,749,690

HONG KONG 2.0%
ELECTRIC—REGULATED ELECTRIC 0.9%
Power Assets Holdings Ltd.	170,500	1,479,869

GAS DISTRIBUTION 0.7%
Hong Kong and China Gas Co., Ltd.	538,000	1,175,402

MARINE PORTS 0.4%
China Merchants Holdings International Co., Ltd.	192,000	663,229
TOTAL HONG KONG		3,318,500

ITALY 5.3%
COMMUNICATIONS—TOWERS 0.1%
Ei Towers S.p.A.(a)	4,198	248,518

ELECTRIC—INTEGRATED ELECTRIC 2.5%
Enel S.p.A.	729,057	4,123,674

GAS DISTRIBUTION 0.5%
Snam S.p.A.	135,646	794,549

	Number of Shares	Value
TOLL ROADS 2.2%
Atlantia S.p.A.	138,254	$3,552,382
TOTAL ITALY		8,719,123

JAPAN 11.4%
ELECTRIC—INTEGRATED ELECTRIC 1.1%
Chubu Electric Power Co.(a)	71,500	841,234
Chugoku Electric Power Co. (The)	72,300	1,006,040
		1,847,274
GAS DISTRIBUTION 0.8%
Tokyo Gas Co., Ltd.	238,000	1,206,814

RAILWAYS 9.5%
Central Japan Railway Co.	67,100	7,838,010
East Japan Railway Co.	80,200	5,907,334
West Japan Railway Co.	48,500	1,979,593
		15,724,937
TOTAL JAPAN		18,779,025

LUXEMBOURG 1.7%
COMMUNICATIONS—SATELLITES
SES SA	77,166	2,879,030

MEXICO 0.5%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,271	776,221

NETHERLANDS 0.2%
MARINE PORTS
Koninklijke Vopak NV	5,842	326,083

NEW ZEALAND 1.1%
AIRPORTS
Auckland International Airport Ltd.	565,955	1,872,431

PORTUGAL 0.9%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	334,287	1,551,973

SPAIN 4.3%
ELECTRIC—REGULATED ELECTRIC 0.8%
Red Electrica Corp. SA	16,175	1,315,273

TOLL ROADS 3.5%
Abertis Infraestructuras SA	82,997	1,896,904

	Number of Shares	Value
Ferrovial SA	177,672	$3,851,529
		5,748,433
TOTAL SPAIN		7,063,706

SWITZERLAND 1.2%
AIRPORTS
Flughafen Zuerich AG	3,066	1,973,219

UNITED KINGDOM 5.3%
COMMUNICATIONS—SATELLITES 1.3%
Inmarsat PLC	173,354	2,101,535

ELECTRIC 2.9%
INTEGRATED ELECTRIC 0.4%
SSE PLC	28,407	695,803

REGULATED ELECTRIC 2.5%
National Grid PLC	301,969	4,149,534
TOTAL ELECTRIC		4,845,337

PIPELINES—MLP 0.4%
Seadrill Partners LLC (USD)	23,901	717,030

WATER 0.7%
Pennon Group PLC	93,529	1,159,733
TOTAL UNITED KINGDOM		8,823,635

UNITED STATES 38.0%
COMMUNICATIONS—TOWERS 13.2%
American Tower Corp.	114,629	9,384,676
Crown Castle International Corp.	116,366	8,585,483
SBA Communications Corp., Class A(a)	42,037	3,823,686
		21,793,845
ELECTRIC 13.4%
INTEGRATED ELECTRIC 6.8%
Dominion Resources VA	67,947	4,823,558
Exelon Corp.	59,017	1,980,610
NextEra Energy	46,545	4,450,633
		11,254,801
REGULATED ELECTRIC 6.6%
CenterPoint Energy	56,616	1,341,233
CMS Energy Corp.	73,984	2,166,251
DTE Energy Co.	27,510	2,043,718

	Number of Shares	Value
Duke Energy Corp.	22,296	$1,587,921
PG&E Corp.	43,589	1,883,045
Southern Co. (The)	42,573	1,870,658
		10,892,826
TOTAL ELECTRIC		22,147,627

GAS DISTRIBUTION 2.7%
Atmos Energy Corp.	19,246	907,064
Sempra Energy	37,202	3,599,666
		4,506,730
PIPELINES 7.6%
PIPELINES—C-CORP 3.3%
Plains GP Holdings LP, Class A	61,992	1,734,536
SemGroup Corp., Class A	31,102	2,042,779
Williams Cos. (The)	41,544	1,685,856
		5,463,171
PIPELINES—MLP 4.3%
Access Midstream Partners LP	9,759	561,630
Energy Transfer Equity LP	22,538	1,053,651
EQT Midstream Partners LP	24,089	1,694,179
MPLX LP	28,138	1,378,481
QEP Midstream Partners LP	17,974	420,232
Summit Midstream Partners LP	12,486	537,273
Tallgrass Energy Partners LP	21,100	768,251
Valero Energy Partners LP	14,030	555,448
		6,969,145
TOTAL PIPELINES		12,432,316

SHIPPING 1.1%
Teekay Corp. (Marshall Islands)	32,334	1,818,464
TOTAL UNITED STATES		62,698,982
TOTAL COMMON STOCK (Identified cost—$119,503,605)		158,152,201

SHORT-TERM INVESTMENTS 2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)	3,400,000	3,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,400,000)		3,400,000

TOTAL INVESTMENTS (Identified cost—$122,903,605)	97.9%	$161,552,201

OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	3,531,271

NET ASSETS	100.0%	$165,083,472

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Non-income producing security.

(b)         Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Net Assets
Electric	27.2
Communications	17.2
Toll Roads	15.3
Pipelines	12.1
Railways	10.3
Gas Distribution	5.0
Airports	4.6
Other	4.2
Water	1.5
Marine Ports	1.5
Shipping	1.1
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of March 31, 2014, there were $78,262,663 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Australia	$5,517,292	$—	$5,517,292	$—
Common Stock - Austria	758,702	—	758,702	—
Common Stock - China	1,813,251	—	1,813,251	—
Common Stock - France	18,451,747	—	18,451,747	—
Common Stock - Germany	3,749,690	—	3,749,690	—
Common Stock - Hong Kong	3,318,500	—	3,318,500	—
Common Stock - Italy	8,719,123	—	8,719,123	—
Common Stock - Japan	18,779,025	—	18,779,025	—
Common Stock - Luxembourg	2,879,030	—	2,879,030	—
Common Stock - Netherlands	326,083	—	326,083	—
Common Stock - New Zealand	1,872,431	—	1,872,431	—
Common Stock - Portugal	1,551,973	—	1,551,973	—
Common Stock - Spain	7,063,706	—	7,063,706	—
Common Stock - Switzerland	1,973,219	—	1,973,219	—
Common Stock - United Kingdom	8,823,635	717,030	8,106,605	—
Common Stock - Other Countries	72,554,794	72,554,794	—	—
Money Market Funds	3,400,000	—	3,400,000	—
Total Investments(a)	$161,552,201	$73,271,824	$88,280,377	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$122,903,605
Gross unrealized appreciation	$39,049,681
Gross unrealized depreciation	(401,085)
Net unrealized appreciation	$38,648,596

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 23, 2014